Leases - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating lease by lessee [Line Items]
Expense	$ 27,537	$ 25,859	$ 20,940
Income recognized from leasing activities	6,641,091	$ 4,963,458	$ 4,542,719
Leased office space [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease rent payable	$ 1,435
Leased office space [Member] | Three year operating lease agreement [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease renewal date	2021-06
Operating lease concluding date	2026-09
Leased office space [Member] | Five year operating lease agreement [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease renewal date	2022-03
Operating lease concluding date	2026-09
Leased office space [Member] | Top of Range [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease term	5 years
Leased office space [Member] | Bottom of Range [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease term	3 years